Acquisition of spectrum licenses	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Acquisition of spectrum licences
Note 10 Acquisition of spectrum licences
On November 30, 2023, Bell Mobility secured the right to acquire 939 licences of 3800 MHz spectrum across Canada for $518 million. On January 17, 2024, Bell made a first payment of $104 million to Innovation, Science and Economic Development Canada (ISED). The remaining balance of $414 million was paid on May 29, 2024, at which time Bell acquired the 3800 MHz spectrum licences.